Property, Plant, and Equipment and Other Assets - Schedule of Other Assets (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Deposits on containers			$ 203
Security deposits	$ 123	123	118
Other Assets	$ 123	$ 123	$ 321